ACCOUNTS RECEIVABLES, NET	9 Months Ended
Sep. 30, 2017
ACCOUNTS RECEIVABLES, NET
ACCOUNTS RECEIVABLES, NET

4 ACCOUNTS RECEIVABLES, NET

        Accounts receivables, net consisted of the following:

	As of December 31, 2016	As of September 30, 2017
Accounts receivables	198,851	306,308
Less: allowance for doubtful accounts	—	—

Accounts receivables, net	198,851	306,308

        The Company generally invoices its customers on a monthly or quarterly basis in accordance with the contract terms. Due to the timing difference between the billing and revenue recognition, accounts receivables included an unbilled portion of RMB117,192 and RMB212,472 as of December 31, 2016 and September 30, 2017, respectively.